INVESTMENT	12 Months Ended
Dec. 31, 2018
Disclosure Of Interests In Other Entities Explanatory Abstract
INVESTMENT

7. INVESTMENT

In April 2013, the Company entered into an agreement with a Mexican gaming company by investing $800,000. In fiscal 2014, the Company assessed the fair value of its investment in the Mexican gaming company to be impaired.